Allowance for Loan Losses, Loans by Credit Quality Indicator (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Loan credit quality analysis review threshold	$ 500,000
Loans, Gross carrying value / Loans by credit quality	193,032,358	183,015,075
Guaranteed portion of loans	45,141,817	47,715,737
Financing Receivable, Aggregate Rate (in hundredths)	100.00%	100.00%
Construction and Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality	10,061,249	6,353,787
Guaranteed portion of loans	15,604	73,000
Residential, 1-4 Families [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality	41,824,806	40,203,978
Guaranteed portion of loans	584,842	673,854
Nonfarm, Nonresidential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality	74,275,793	60,316,018
Guaranteed portion of loans	29,914,244	26,835,404
Commercial and Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loan credit quality analysis review threshold	250,000
Loans, Gross carrying value / Loans by credit quality	56,602,425	66,612,984
Guaranteed portion of loans	13,858,258	19,589,284
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loan credit quality analysis review threshold	100,000
Loans, Gross carrying value / Loans by credit quality	4,997,023	5,685,407
Guaranteed portion of loans	0	0
Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loan credit quality analysis review threshold	100,000
Loans, Gross carrying value / Loans by credit quality	5,271,062	3,842,901
Guaranteed portion of loans	768,869	544,195
Pass Credits [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality	189,254,318	178,142,652
Guaranteed portion of loans	43,042,598	46,048,551
Financing Receivable, Aggregate Rate (in hundredths)	98.00%	97.30%
Pass Credits [Member] | Construction and Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality	10,061,249	6,283,729
Guaranteed portion of loans	15,604	73,000
Pass Credits [Member] | Residential, 1-4 Families [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality	41,009,963	39,586,647
Guaranteed portion of loans	306,212	629,939
Pass Credits [Member] | Nonfarm, Nonresidential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality	72,657,724	58,188,799
Guaranteed portion of loans	29,082,499	26,063,658
Pass Credits [Member] | Commercial and Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality	55,274,007	64,556,331
Guaranteed portion of loans	12,877,497	18,737,759
Pass Credits [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality	4,996,479	5,684,245
Guaranteed portion of loans	0	0
Pass Credits [Member] | Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality	5,254,896	3,842,901
Guaranteed portion of loans	760,786	544,195
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality	3,605,059	4,768,072
Guaranteed portion of loans	2,099,219	1,667,186
Financing Receivable, Aggregate Rate (in hundredths)	1.90%	2.60%
Special Mention [Member] | Construction and Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality	0	70,058
Guaranteed portion of loans	0	0
Special Mention [Member] | Residential, 1-4 Families [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality	641,862	617,331
Guaranteed portion of loans	278,630	43,915
Special Mention [Member] | Nonfarm, Nonresidential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality	1,618,069	2,022,868
Guaranteed portion of loans	831,745	771,746
Special Mention [Member] | Commercial and Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality	1,328,418	2,056,653
Guaranteed portion of loans	980,761	851,525
Special Mention [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality	544	1,162
Guaranteed portion of loans	0	0
Special Mention [Member] | Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality	16,166	0
Guaranteed portion of loans	8,083	0
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality	172,981	104,351
Guaranteed portion of loans	0	0
Financing Receivable, Aggregate Rate (in hundredths)	0.10%	0.10%
Substandard [Member] | Construction and Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality	0	0
Guaranteed portion of loans	0	0
Substandard [Member] | Residential, 1-4 Families [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality	172,981	0
Guaranteed portion of loans	0	0
Substandard [Member] | Nonfarm, Nonresidential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality	0	104,351
Guaranteed portion of loans	0	0
Substandard [Member] | Commercial and Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality	0	0
Guaranteed portion of loans	0	0
Substandard [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality	0	0
Guaranteed portion of loans	0	0
Substandard [Member] | Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality	0	0
Guaranteed portion of loans	0	0
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality	0	0
Guaranteed portion of loans	0	0
Financing Receivable, Aggregate Rate (in hundredths)	0.00%	0.00%
Doubtful [Member] | Construction and Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality	0	0
Guaranteed portion of loans	0	0
Doubtful [Member] | Residential, 1-4 Families [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality	0	0
Guaranteed portion of loans		0
Doubtful [Member] | Nonfarm, Nonresidential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality	0	0
Guaranteed portion of loans	0	0
Doubtful [Member] | Commercial and Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality	0	0
Guaranteed portion of loans	0	0
Doubtful [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality	0	0
Guaranteed portion of loans	0	0
Doubtful [Member] | Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Gross carrying value / Loans by credit quality	0	0
Guaranteed portion of loans	$ 0	$ 0